Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure Of Income Tax Expense
The components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Current income tax:
Current income tax expense	$51,973	$45,536	$8,069
Adjustments in respect of previous years	(840)	—	—
Deferred income tax:
Deferred tax expense relating to origination and reversal of temporary differences	6,542	1,598	10,523
Adjustments in respect of previous years	(131)	—	(1,621)
Income tax expense	$57,544	$47,134	$16,971

Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate	Income tax expense differs from the amounts computed by applying the applicable tax rate to income before income taxes as a result of the following:

	2024	2023	2022

Income before income taxes	$223,618	$202,378	$79,692

Income tax expense at applicable statutory Greek Federal tax rate, 22%	49,196	44,523	17,532
Differences resulting from:
Foreign tax rate differences	(182)	(502)	(295)
State income taxes, net of federal tax effect	9,962	8,092	2,460
Mineral deposit depletion	(3,917)	(5,128)	(3,422)
Unrecognized deferred tax assets	1,514	—	—
Other	971	149	696
Income tax expense at the effective tax rate of 25.7%, 23.3% and 21.3% respectively	$57,544	$47,134	$16,971

Disclosure Of Deferred Tax Assets And Deferred Tax Liabilities
Deferred income taxes consist of the following as December 31, 2024 and December 31, 2023:

	2024	2023
Deferred tax assets:
Provisions and accrued expenses	$20,941	$21,138
Lease liabilities	18,114	17,352
Accounts receivable valuation	2,297	2,814
Inventory valuation and costing	2,457	1,781
Retirement benefit obligations	1,344	1,142
Unrealized loss on derivative instruments	2,312	828
Other	6,438	3,136
Total deferred tax assets	53,903	48,191

Deferred tax liabilities:
Property, plant and equipment	58,005	47,677
Goodwill	45,920	45,920
Mineral deposits	19,498	19,492
Right-of-use assets	18,114	16,282
Intangible assets	3,311	3,262
Other	7,267	9,935
Deferred tax liabilities	152,115	142,568

Net deferred income tax liability	$98,212	$94,377